STOCKHOLDERS’ EQUITY (DEFICIT) (Tables)	9 Months Ended	12 Months Ended
	Nov. 30, 2023	Feb. 28, 2023
Equity [Abstract]
SUMMARY OF PREFERRED STOCK WARRANT ACTIVITY

Summary of Preferred Stock Warrant Activity

	Number of Series F Preferred Warrants	Weighted Average Exercise Price	Weighted Average Remaining Years
Outstanding at March 1, 2023	695	$1.00	10.00
Issued	244	1.00	9.88
Exercised	—	—	—
Forfeited and cancelled	—	—	—
Outstanding at November 30, 2023	939	$1.00	9.50

Summary of Preferred Stock Warrant Activity

	Number of Series F Preferred Warrants	Weighted Average Exercise Price	Weighted Average Remaining Years
Outstanding at March 1, 2022	329	$1.00	11.50
Issued	366	$1.00	10.00
Exercised	—	—	—
Forfeited and cancelled	—	—	—
Outstanding at February 28, 2023	695	$1.00	10.00

SUMMARY OF COMMON SHARES ISSUED, ISSUABLE AND OUTSTANDING

The table below represent the common shares issued, issuable and outstanding at November 30, 2023 and February 28, 2023:

Common shares	November 30, 2023	February 28, 2023
Issued	7,715,143,227	5,836,641,599
Issuable	—	12,100,000
Issued, issuable and outstanding	7,715,143,227	5,848,741,599

The table below represent the common shares issued, issuable and outstanding at February 28, 2023 and February 28, 2022:

Common shares	February 28, 2023	February 28, 2022
Issued	5,836,641,599	4,733,110,360
Issuable	12,100,000	2,100,000
Issued, issuable and outstanding	5,848,741,599	4,735,210,360

SUMMARY OF COMMON STOCK WARRANT ACTIVITY

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Years
Outstanding at February 28, 2023	314,217,451	$0.114	1.95
Issued	—	—	—
Exercised	—	—	—
Forfeited and cancelled	—	—	—
Outstanding at November 30, 2023	314,217,451	$0.114	1.20

SUMMARY OF COMMON STOCK OPTION ACTIVITY

Summary of Common Stock Option Activity -Employee Stock Options

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Years
Outstanding at February 28 , 2023	95,725,000	$0.02	4.75
Issued	—	—	—
Exercised	—	—	—
Forfeited, extinguished and cancelled	(21,275,000)	$0.02	(4.60)
Outstanding at August 31, 2023	74,450,000	$0.02	4.00

Summary of Common Stock Option Activity

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Years
Outstanding at March 1, 2022	—	$—	—
Issued	100,000,000	$0.02	4.75
Exercised	—	—	—
Forfeited, extinguished and cancelled	(4,275,000)	$0.02	(4.75)
Outstanding at November 30, 2022	95,725,000	$0.02	4.75

SUMMARY OF WARRANT AND STOCK OPTION ACTIVITY

Summary of Warrant and Stock Option Activity

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Years
Outstanding at February 29, 2021	619,523,492	$0.03	2.81
Issued	1,008,324,212	0.06	2.47
Exercised	(411,000,000)	0.06	1.70
Forfeited and cancelled	(2,043)	—	—
Outstanding at February 28, 2022	1,216,845,661	$0.06	2.38
Adjusted(1)	66,750,000	0.011	1.41
Issued	94,000,000	0.010	4.69
Exercised	(108,378,210)	(0.011)	2.44
Forfeited and cancelled	(955,000,000)	(0.008)	1.33
Outstanding at February 28, 2023	314,217,451	$0.114	1.95

(1)	Required dilution adjustment per warrant agreement

SCHEDULE OF FAIR VALUE ASSUMPTIONS OF WARRANTS

Strike price	$0.008 - $0.01
Fair value of Company’s common stock	$0.012
Dividend yield	0.00%
Expected volatility	88.2% - 90.00%
Risk free interest rate	2.98%
Expected term (years)	5.00

Strike price	$0.135 - $0.037
Fair value of Company’s common stock	$0.146 - $0.0071
Dividend yield	0.00%
Expected volatility	411.0% - 403.33%
Risk free interest rate	0.43% - 0.27%
Expected term (years)	3.00

Strike price	$0.0164
Fair value of Company’s common stock	$0.019
Dividend yield	0.00%
Expected volatility	385.60%
Risk free interest rate	1.62%
Expected term (years)	3.00

Strike price	$0.041 - $0.029
Fair value of Company’s common stock	$0.039 - $0.028
Dividend yield	0.00%
Expected volatility	35.30 - 35.90%
Risk free interest rate	0.46 - 0.95%
Expected term (years)	3.00

SCHEDULE OF COMMON STOCK OPTION ACTIVITY ASSUMPTIONS
Strike price	$0.02
Fair value of Company’s common stock	$0.01
Dividend yield	0.00%
Expected volatility	340.9
Risk free interest rate	3.39%
Expected term (years)	4.50